Discontinued Operations - Summary of Income Statement - Discontinued Operations (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 65,098	$ 56,921	$ 38,924
Other income	1,398	380	720
Expenses excluding net finance costs	(32,371)	(30,871)	(25,453)
Loss from equity accounted investments, related impairments and expenses	(19)	(915)	(508)
Profit from operations	34,106	25,515	13,683
Financial expenses	(1,050)	(1,290)	(1,192)
Financial income	81	67	334
Net finance costs	(969)	(1,223)	(858)
Profit before taxation	33,137	24,292	12,825
Royalty-related taxation (net of income tax benefit)	(307)	(240)	19
Profit/(loss) after taxation	10,655	(225)	108
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	6,404	3,896	4,007
Other income	170	130	57
Expenses excluding net finance costs	(2,207)	(3,629)	(3,322)
Loss from equity accounted investments, related impairments and expenses	(4)	(6)	(4)
Profit from operations	4,363	391	738
Financial expenses	(165)	(88)	(70)
Financial income	6	6	17
Net finance costs	(159)	(82)	(53)
Profit before taxation	4,204	309	685
Income tax expense	(1,471)	(545)	(492)
Royalty-related taxation (net of income tax benefit)	(237)	11	(85)
Total taxation expense	(1,708)	(534)	(577)
Profit after taxation from operating activities	2,496	(225)	108
Net gain on Petroleum merger with Woodside (after tax)	8,159	0	0
Profit/(loss) after taxation	10,655	(225)	108
Attributable to non-controlling interests	0	0	0
Attributable to BHP shareholders	$ 10,655	$ (225)	$ 108
Basic earnings/(loss) per ordinary share (cents)	$ 2.105	$ (0.045)	$ 0.021
Diluted earnings/(loss) per ordinary share (cents)	$ 2.101	$ (0.045)	$ 0.021